Document and Entity Information Document	Apr. 30, 2018
Entity Information [Line Items]
Entity Registrant Name	AK STEEL HOLDING CORPORATION
Entity Central Index Key	0000918160
Document Type	8-K
Document Period End Date	Apr. 30, 2018
Amendment Flag	false